Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Hanover Street Trust
Entity Central Index Key	0000702533
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Fidelity Emerging Markets Debt Local Currency Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Debt Local Currency Central Fund
Class Name	Fidelity® Emerging Markets Debt Local Currency Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Emerging Markets Debt Local Currency Central Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Emerging Markets Debt Local Currency Central Fund	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 656,537,115
Holdings Count | shares	293
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$656,537,115
Number of Holdings	293
Portfolio Turnover	36%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 0.5 AAA 2.3 AA 3.9 A 3.7 BBB 17.5 BB 9.2 Not Rated 50.2 Short-Term Investments and Net Other Assets (Liabilities) 12.7 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 0.5 AAA - 2.3 AA - 3.9 A - 3.7 BBB - 17.5 BB - 9.2 Not Rated - 50.2 Short-Term Investments and Net Other Assets (Liabilities) - 12.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Foreign Government and Government Agency Obligations 84.1 Corporate Bonds 2.7 U.S. Treasury Obligations 0.5 Short-Term Investments and Net Other Assets (Liabilities) 12.7 ASSET ALLOCATION (% of Fund's net assets) Foreign Government and Government Agency Obligations - 84.1 Corporate Bonds - 2.7 U.S. Treasury Obligations - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 12.7 United States 13.2 Mexico 10.5 Brazil 8.0 India 7.8 Indonesia 7.6 South Africa 7.3 Poland 7.1 Malaysia 4.9 Colombia 4.5 Others 29.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 13.2 Mexico - 10.5 Brazil - 8.0 India - 7.8 Indonesia - 7.6 South Africa - 7.3 Poland - 7.1 Malaysia - 4.9 Colombia - 4.5 Others - 29.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) United Mexican States 10.5 Republic of India 7.8 Indonesia Government 7.6 South African Republic 7.3 Republic of Poland 7.1 Malaysia Government 4.9 Colombian Republic 4.5 Kingdom of Thailand 4.4 Peoples Republic of China 4.3 Czech Republic 4.2 62.6
Fidelity Emerging Markets Debt Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Debt Central Fund
Class Name	Fidelity® Emerging Markets Debt Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Emerging Markets Debt Central Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Emerging Markets Debt Central Fund	$ 0 A	0.01%
A Amount represents less than $.50

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.01%
Net Assets	$ 2,489,768,328
Holdings Count | shares	594
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$2,489,768,328
Number of Holdings	594
Portfolio Turnover	19%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 3.1 AA 11.4 A 3.0 BBB 23.4 BB 26.0 B 15.8 CCC,CC,C 5.4 D 0.3 Not Rated 3.4 Equities 0.4 Short-Term Investments and Net Other Assets (Liabilities) 7.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 3.1 AA - 11.4 A - 3.0 BBB - 23.4 BB - 26.0 B - 15.8 CCC,CC,C - 5.4 D - 0.3 Not Rated - 3.4 Equities - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 7.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Foreign Government and Government Agency Obligations 46.0 Corporate Bonds 40.2 U.S. Treasury Obligations 3.1 Preferred Securities 2.5 Preferred Stocks 0.2 Common Stocks 0.2 Bank Loan Obligations 0.0 Short-Term Investments and Net Other Assets (Liabilities) 7.8 ASSET ALLOCATION (% of Fund's net assets) Foreign Government and Government Agency Obligations - 46.0 Corporate Bonds - 40.2 U.S. Treasury Obligations - 3.1 Preferred Securities - 2.5 Preferred Stocks - 0.2 Common Stocks - 0.2 Bank Loan Obligations - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 7.8 United States 11.0 Mexico 9.3 Brazil 6.9 Saudi Arabia 6.1 Argentina 4.8 United Arab Emirates 4.7 Colombia 4.4 Turkey 4.2 Chile 3.5 Others 45.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 11.0 Mexico - 9.3 Brazil - 6.9 Saudi Arabia - 6.1 Argentina - 4.8 United Arab Emirates - 4.7 Colombia - 4.4 Turkey - 4.2 Chile - 3.5 Others - 45.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Argentine Republic 4.2 Turkish Republic 3.3 Petroleos Mexicanos 2.9 United Mexican States 2.8 Saudi Arabian Oil Co 2.2 US Treasury Notes 2.0 Colombian Republic 1.9 Dominican Republic 1.8 Arab Republic of Egypt 1.6 Brazil Notas do Tesouro Nacional Serie B 1.6 24.3